EVENTS AFTER THE REPORTING PERIOD - Signing of the XJ repurchase agreement (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Apr. 30, 2024 USD ($)
Signing of repurchase agreement | XJ Harbour HK Limited | SCHMID Technology Guangdong Co. Ltd.
EVENTS AFTER THE REPORTING PERIOD
Cash payments agreed for acquiring non-controlling interest	€ 30
Payments term after the closing of business combination	455 days
Cash due at the closing of business combination	€ 10
Major business
EVENTS AFTER THE REPORTING PERIOD
Committed Capital Before Costs | $		$ 26